Accrued Liabilities and Other Current Liabilities - Schedule of Accrued Liabilities and Other Current Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Accrued Liabilities and Other Current Liabilities [Abstract]
Revenue sharing fees	¥ 990,867		¥ 817,792
Salaries and welfare	291,466		251,914
Marketing and promotion expenses	152,010		61,210
Bandwidth costs	86,967		167,793
Deposits from content providers, suppliers and advertising customers	50,909		47,386
License fees	40,749		48,138
Other taxes payable	15,002		40,349
Others	79,319		25,443
Total	¥ 1,707,289	$ 261,654	¥ 1,460,025